UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Courage Capital Management, LLC

Address:   4400 Harding Road, Suite 503
           Nashville, TN  37205-2290


Form 13F File Number: 28-10362


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Richard C. Patton
Title:  Chief Manager
Phone:  615-369-0110

Signature,  Place,  and  Date  of  Signing:

/s/ Richard C. Patton              Nashville, TN                      5/15/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              49

Form 13F Information Table Value Total:  $      273,775
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
----------------------------------------- -------------- --------- -------- ------------------ ---------- -------- ----------------
                                                                    VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
             NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
----------------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
America's Car-Mart Ord Shs                Common         03062T105   12,304    279766 SH       DEFINED                X      0    0
Arch Coal Ord Shs                         Common         18911Q102      880     55258 SH       DEFINED                X      0    0
Athena Health Ord Shs                     Common         039380100      899     83959 SH       DEFINED                X      0    0
Cloud Peak Energy Ord Shs                 Option         04685W106    4,077     55000 SH  PUT  DEFINED                X      0    0
Coca-Cola Ord Shs                         Common         191216100    1,464     19776 SH       DEFINED                X      0    0
Consol Energy Ord Shs                     Common         20854P109      529     15500 SH       DEFINED                X      0    0
Convergys Ord Shs                         Common         212485106    2,861    214271 SH       DEFINED                X      0    0
Diamond Foods Ord shs                     Common         26153C103      964     52271 SH       DEFINED                X      0    0
Dreamworks Animation Ord shs              Common         252603105    1,205     52806 SH       DEFINED                X      0    0
Echo Star Ord Shs                         Common         269279402      332     50000 SH       DEFINED                X      0    0
Exco Resources Ord Shs                    Common         278768106    6,000    213202 SH       DEFINED                X      0    0
Georgia Gulf Ord Shs                      Common         373200302    1,729     49563 SH       DEFINED                X      0    0
Georgia Gulf Ord Shs                      Option         373200302    5,351    153400 SH  CALL DEFINED                X      0    0
GM Ord Shs                                Common         37045V100   10,566    411930 SH       DEFINED                X      0    0
Google Inc Ord Shs                        Common         38259P508    9,029     14081 SH       DEFINED                X      0    0
Graco Ord Shs                             Common         384313102    2,866    240000 SH       DEFINED                X      0    0
Graftech International Ord Shs            Common         384109104    4,232     79764 SH       DEFINED                X      0    0
Harsco Ord Shs                            Common         415864107    1,637     69762 SH       DEFINED                X      0    0
Harsco Ord Shs                            Option         415864107    4,746    202300 SH  CALL DEFINED                X      0    0
Hartford Financial Services Ord Shs       Option         416515104   33,658   1596700 SH  PUT  DEFINED                X      0    0
HCA Holdings Ord Shs                      Common         40412C101    8,453    341670 SH       DEFINED                X      0    0
Home Loan Servicing Solutions Ord Shs     Common         G6648D109    1,276     91514 SH       DEFINED                X      0    0
Ingram Micro Inc CL A                     Common         457153104    3,823    205971 SH       DEFINED                X      0    0
Invacare Ord Shs                          Common         461203101    4,143    250000 SH       DEFINED                X      0    0
Ishares Inc MSCI Brazil                   Brazil ETF     464286400      530     8,200 SH       DEFINED                X      0    0
JC Penney Ord Shs                         Common         708160106    4,840    136599 SH       DEFINED                X      0    0
JC Penney Ord Shs                         Option         708160106    4,960    140000 SH  CALL DEFINED                X      0    0
Lear Ord Shs                              Common         521865204   10,474    225299 SH       DEFINED                X      0    0
Lender Processing Services Ord Shs        Common         52602E102      266     10230 SH       DEFINED                X      0    0
Liberty Media Liberty Cap Ord Shs Class A Common         530322106    6,046     68582 SH       DEFINED                X      0    0
Markel Ord Shs                            Common         570535104    5,825     12975 SH       DEFINED                X      0    0
Market Vectors Gold Miners ETF            Gold Miner ETF 57060U100    6,497    131143 SH       DEFINED                X      0    0
Move Ord Shs                              Option         64110L106    4,372     38000 SH  PUT  DEFINED                X      0    0
Netflix Ord Shs                           Common         62458M207    3,176 327129.25 SH       DEFINED                X      0    0
Pacific Capital Bancorp Ord Shs           Common         69404P200      456     10000 SH       DEFINED                X      0    0
Pan American Silver Ord Shs               Common         697900108      221     10000 SH       DEFINED                X      0    0
Radioshack Ord Shs                        Common         750438103    3,493    561543 SH       DEFINED                X      0    0
Radioshack Ord Shs                        Option         750438103    3,529    567300 SH  CALL DEFINED                X      0    0
Salesforce.com Ord Shs                    Option         79466L302    1,545     10000 SH  PUT  DEFINED                X      0    0
Semgroup Ord Shs Class A                  Common         81663A105   18,400   653,883 SH       DEFINED                X      0    0
Smith and Wesson Holding Ord Shs          Common         831756101    4,996    644700 SH       DEFINED                X      0    0
SPDR Gold Shares ETF                      Option         78463V107   29,636    182800 SH  CALL DEFINED                X      0    0
SPDR Gold Shares ETF                      Gold ETF       78463V107   13,409     82708 SH       DEFINED                X      0    0
Sprott Physical ETV                       Common         85207H104    1,281     88698 SH       DEFINED                X      0    0
True Religion Apparel Ord Shs             Common         89784N104    6,101    222657 SH       DEFINED                X      0    0
ViaSat Ord Shs                            Common         92552V100    6,167    127929 SH       DEFINED                X      0    0
Walgreen Ord Shs                          Common         94770V102    4,378    171141 SH       DEFINED                X      0    0
WalMart Stores Ord Shs                    Common         931142103    1,224    20,000 SH       DEFINED                X      0    0
WEBMD Health Ord Shs                      Common         931422109    8,929    266626 SH       DEFINED                X      0    0

(1) Courage Investments, Inc. is the general partner of certain private investment funds managed by the Reporting Manager. However, the Reporting Manager has discretion over the investment and voting decisions with respect to securities directly owned by such funds pursuant to investment management agreements. Similarly, the Reporting Manager has discretion over the investment and voting decisions with respect to securities directly owned by other third party accounts that are managed by the Reporting Manager pursuant to trading manager agreements.